Business Combination	11 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Business Combination
NOTE 3. BUSINESS COMBINATION
As discussed in Note 1, on August 27, 2021, GWAC, Merger Sub and Cipher Mining Technologies consummated the Business Combination (the “Closing”), with Cipher Mining Technologies surviving the Merger as a wholly-owned subsidiary of Cipher.
At the effective time of the Merger (the “Effective Time”), and subject to the terms and conditions of the Merger Agreement, each share of Cipher Mining Technologies common stock was canceled and converted into the right to receive 400,000 shares (the “Exchange Ratio”) of the Company’s common stock, $0.001 par value per share (the “Common Stock”).
Upon the Closing, the Company’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of all classes of capital stock to 510,000,000 shares, $0.001 par value per share, of which, 500,000,000 shares are designated as Common Stock and 10,000,000 shares are designated as preferred stock (“Preferred Stock”). The holder of each share of Common Stock is entitled to one vote.

In connection with the execution of the Merger Agreement, GWAC also entered into: (i) subscription agreements to sell to certain investors (the “PIPE Investors”), an aggregate of 32,235,000 shares of Common Stock, immediately following the Closing, for a purchase price of $10.00 per share and aggregate gross proceeds of $322.4 million (the “PIPE Financing”) and (ii) a subscription agreement with Bitfury Top HoldCo to sell to Bitfury Top HoldCo (or an affiliate of Bitfury Top HoldCo) an aggregate of 6,000,000 shares of Common Stock following the Closing, for a purchase price of $10.00 per share and Bitfury Top HoldCo’s payment in cash and/or forgiveness of outstanding indebtedness for aggregate gross proceeds of $60.0 million (the “Bitfury Private Placement”).
Upon the consummation of the Business Combination, all holders of Cipher Mining Technologies common stock received shares of the Company’s Common Stock at $10.00 per share after giving effect to the Exchange Ratio, resulting in 200,000,000 shares of Common Stock to be immediately issued and outstanding to Bitfury Top HoldCo (in addition to 8,146,119 shares of Common Stock held by GWAC), 32,235,000 shares of Common Stock held by the PIPE Investors and 6,000,000 shares of Common Stock received by Bitfury Holding under the Bitfury Private Placement, based on the following events contemplated by the Merger Agreement:

•	the cancellation of each issued and outstanding share of Cipher Mining Technologies common stock; and

•	the conversion into the right to receive a number of shares of the Company’s Common Stock based upon the Exchange Ratio.
The following table reconciles the elements of the Business Combination to the statement of cash flows and the statement of changes in stockholders’ equity (deficit) for the eleven months ended December 31, 2021.

Recapitalization
Cash - GWAC trust and cash, net of redemptions	$43,197,478
Cash - PIPE Financing	322,350,000
Cash, subscription receivable and/or debt forgiveness - Bitfury Private Placement	60,000,000
Add: Non-cash net assets assumed from GWAC	433,186
Less: Fair value of private warrants	(261,060)
Less: Transaction costs and advisory fees allocated to equity	(40,551,958)

Net Business Combination	385,167,646
Less: Non-cash net assets assumed from GWAC	(433,186)
Less: Transaction costs and advisory fees allocated to warrants	(102,432)
Add: Fair value of private warrants	261,060

Net cash contributions from Business Combination	$384,893,088

The Company recorded transaction costs and advisory fees allocated to the Private Placement Warrants as a component of change in fair value of warrant liability in the statement of operations.

The number of shares of Common Stock issued immediately following the consummation of the Business Combination was as follows:

Common stock of GWAC, net of redemptions	4,345,619
GWAC founder shares	3,572,500
GWAC private placement shares	228,000
Shares issued in PIPE Financing	32,235,000
Shares issued in the Bitfury Private Placement	6,000,000

Business Combination, PIPE Financing and Bitfury Private Placement shares - Common Stock	46,381,119
Cipher common shares issued in Business Combination (1)	200,000,000

Shares outstanding	246,381,119

(1)	The number of Cipher Mining Technologies common shares outstanding immediately prior to the Business Combination was 500 shares converted at the Exchange Ratio.